CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue from contract with customer, product and service, extensible enumeration	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember	us-gaap:ServiceMember
Service revenue	$ 107	$ 339	$ 1,829	$ 2,066
Cost of revenue	66	119	66	507
Gross profit	41	220	1,763	1,559
Operating expenses:
Research and development expenses	2,205	5,992	7,731	26,315
Selling, general and administrative expenses	5,429	9,294	16,916	29,571
Total operating expenses	7,634	15,286	24,647	55,886
Loss from operations	(7,593)	(15,066)	(22,884)	(54,327)
Other income (expense), net:
Change in fair value of warrant liability	0	221	0	559
Realized loss on disposal of assets	(133)	0	(188)	(17)
Interest income	2	216	24	1,128
Interest expense	(43)	(530)	(100)	(2,182)
Other income	9	0	61	20
Total other income (expense), net	(165)	(93)	(203)	(492)
Loss before income taxes	(7,758)	(15,159)	(23,087)	(54,819)
Net loss	$ (7,758)	$ (15,159)	$ (23,087)	$ (54,819)
Net loss per share, basic (in dollars per share)	$ (6.3)	$ (100.8)	$ (20.86)	$ (398.3)
Net loss per share, diluted (in dollars per share)	$ (6.3)	$ (100.8)	$ (20.86)	$ (398.3)
Weighted average shares outstanding, basic (in shares)	1,239,850	150,480	1,108,192	137,647
Weighted average shares outstanding, fully diluted (in shares)	1,239,850	150,480	1,108,192	137,647